Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,483,000	$ 4,509,000	$ 3,547,000
Less: accumulated depreciation and amortization	(2,621,000)	(2,457,000)	(1,953,000)
Property and equipment, net	1,862,000	2,052,000	1,594,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,932,000	1,804,000	1,190,000
Computer, Software and Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,077,000	700,000	473,000
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	249,000	667,000	62,100
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,338,000	$ 1,263,000
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,225,000	$ 1,338,000